PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Total	$ 3,424,079	$ 3,192,310
Less accumulated depreciation	(116,708)	(62,426)
Property and equipment, net	3,307,371	3,129,884
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total	3,114,032	2,972,256
Building fixtures, facilities, and furniture
PROPERTY AND EQUIPMENT, NET
Total	187,826	128,448
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total	21,143
Landscaping
PROPERTY AND EQUIPMENT, NET
Total	22,039
Office Equipment and Fixtures
PROPERTY AND EQUIPMENT, NET
Total	31,306	35,160
Software
PROPERTY AND EQUIPMENT, NET
Total		17,413
Auto
PROPERTY AND EQUIPMENT, NET
Total	41,361	$ 39,033
Construction in progress
PROPERTY AND EQUIPMENT, NET
Total	$ 6,372